Significant Accounting Policies - Line of Business Financial Performance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 11,731	$ 11,214
Net interest income (taxable-equivalent basis), Percent change	4.60%
Noninterest income	$ 9,555	9,092
Noninterest income, Percent change	5.10%
Securities gains (losses), net	$ 22		$ 3
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 21,308	20,306
Total net revenue, Percent change	4.90%
Noninterest expense, Percent change	6.90%
Other intangibles, Percent change	2.90%
Total noninterest expense, Percent change	6.80%
Income before provision and income taxes, Percent change	2.70%
Provision for credit losses, Percent change	17.00%
Income before income taxes, Percent change	0.80%
Income taxes and taxable-equivalent adjustment, Percent change	2.30%
Net income, Percent change	0.20%
Net (income) loss attributable to noncontrolling interests, Percent change	(3.70%)
Net income attributable to U.S. Bancorp, Percent change	0.20%
Noninterest expense	$ 11,497	10,757
Other intangibles	179	174	199
Total noninterest expense	11,676	10,931	10,715
Income before provision and income taxes	9,632	9,375
Provision for credit losses	1,324	1,132	1,229
Income before income taxes	8,308	8,243
Income taxes and taxable-equivalent adjustment	2,364	2,310
Net income	5,944	5,933	5,908
Net (income) loss attributable to noncontrolling interests	(56)	(54)	(57)
Net income attributable to U.S. Bancorp	5,888	5,879	$ 5,851
Average Balance Sheet
Commercial	$ 92,043	84,083
Commercial, Percent change	9.50%
Commercial real estate	$ 43,040	42,415
Commercial real estate, Percent change	1.50%
Residential mortgages	$ 55,682	51,840
Residential mortgages, Percent change	7.40%
Credit card	$ 20,490	18,057
Credit card, Percent change	13.50%
Other retail	$ 52,330	49,079
Other retail, Percent change	6.60%
Total loans, excluding covered loans	$ 263,585	245,474
Total loans, excluding covered loans, Percent change	7.40%
Covered loans	$ 4,226	4,985
Covered loans, Percent change	(15.20%)
Total loans	$ 267,811	250,459
Total loans, Percent change	6.90%
Goodwill, Percent change	(0.10%)
Other intangible assets, Percent change	(3.70%)
Assets, Percent change	6.00%
Noninterest-bearing deposits, Percent change	2.50%
Interest checking, Percent change	10.30%
Savings products, Percent change	17.60%
Time deposits, Percent change	(7.20%)
Total deposits, Percent change	8.90%
Total U.S. Bancorp shareholders' equity, Percent change	5.60%
Goodwill	$ 9,359	9,370
Other intangible assets	3,033	3,151
Assets	433,313	408,865
Noninterest-bearing deposits	81,176	79,203
Interest checking	61,726	55,974
Savings products	136,900	116,416
Time deposits	33,008	35,558
Total deposits	312,810	287,151
Total U.S. Bancorp shareholders' equity	47,339	44,813
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,240	2,002
Net interest income (taxable-equivalent basis), Percent change	11.90%
Noninterest income	$ 897	892
Noninterest income, Percent change	0.60%
Securities gains (losses), net	$ 2
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 3,139	2,894
Total net revenue, Percent change	8.50%
Noninterest expense, Percent change	7.20%
Total noninterest expense, Percent change	7.20%
Income before provision and income taxes, Percent change	9.60%
Provision for credit losses, Percent change	70.60%
Income before income taxes, Percent change	(0.10%)
Income taxes and taxable-equivalent adjustment, Percent change	(0.20%)
Noninterest expense	$ 1,417	1,322
Other intangibles	4	4
Total noninterest expense	1,421	1,326
Income before provision and income taxes	1,718	1,568
Provision for credit losses	365	214
Income before income taxes	1,353	1,354
Income taxes and taxable-equivalent adjustment	492	493
Net income	861	861
Net income attributable to U.S. Bancorp	861	861
Average Balance Sheet
Commercial	$ 70,854	64,569
Commercial, Percent change	9.70%
Commercial real estate	$ 21,193	20,506
Commercial real estate, Percent change	3.40%
Residential mortgages	$ 8	8
Other retail	2	2
Total loans, excluding covered loans	$ 92,057	85,085
Total loans, excluding covered loans, Percent change	8.20%
Total loans	$ 92,057	85,085
Total loans, Percent change	8.20%
Other intangible assets, Percent change	(15.00%)
Assets, Percent change	7.70%
Noninterest-bearing deposits, Percent change	1.40%
Interest checking, Percent change	15.70%
Savings products, Percent change	50.50%
Time deposits, Percent change	(13.00%)
Total deposits, Percent change	16.00%
Total U.S. Bancorp shareholders' equity, Percent change	8.30%
Goodwill	$ 1,647	1,647
Other intangible assets	17	20
Assets	100,575	93,421
Noninterest-bearing deposits	36,849	36,345
Interest checking	8,615	7,445
Savings products	42,284	28,095
Time deposits	13,078	15,027
Total deposits	100,826	86,912
Total U.S. Bancorp shareholders' equity	8,996	8,309
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 4,752	4,580
Net interest income (taxable-equivalent basis), Percent change	3.80%
Noninterest income	$ 2,527	2,485
Noninterest income, Percent change	1.70%
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 7,279	7,065
Total net revenue, Percent change	3.00%
Noninterest expense, Percent change	4.20%
Other intangibles, Percent change	(20.00%)
Total noninterest expense, Percent change	4.00%
Income before provision and income taxes, Percent change	1.00%
Provision for credit losses, Percent change	(37.20%)
Income before income taxes, Percent change	3.70%
Income taxes and taxable-equivalent adjustment, Percent change	4.00%
Net income, Percent change	3.60%
Net income attributable to U.S. Bancorp, Percent change	3.60%
Noninterest expense	$ 4,999	4,799
Other intangibles	32	40
Total noninterest expense	5,031	4,839
Income before provision and income taxes	2,248	2,226
Provision for credit losses	93	148
Income before income taxes	2,155	2,078
Income taxes and taxable-equivalent adjustment	785	755
Net income	1,370	1,323
Net income attributable to U.S. Bancorp	1,370	1,323
Average Balance Sheet
Commercial	$ 10,352	9,848
Commercial, Percent change	5.10%
Commercial real estate	$ 18,224	17,917
Commercial real estate, Percent change	1.70%
Residential mortgages	$ 53,402	50,007
Residential mortgages, Percent change	6.80%
Other retail	$ 50,251	46,964
Other retail, Percent change	7.00%
Total loans, excluding covered loans	$ 132,229	124,736
Total loans, excluding covered loans, Percent change	6.00%
Covered loans	$ 4,196	4,934
Covered loans, Percent change	(15.00%)
Total loans	$ 136,425	129,670
Total loans, Percent change	5.20%
Other intangible assets, Percent change	(6.70%)
Assets, Percent change	3.50%
Noninterest-bearing deposits, Percent change	6.60%
Interest checking, Percent change	9.20%
Savings products, Percent change	6.90%
Time deposits, Percent change	(9.80%)
Total deposits, Percent change	5.60%
Total U.S. Bancorp shareholders' equity, Percent change	2.80%
Goodwill	$ 3,681	3,681
Other intangible assets	2,421	2,594
Assets	151,754	146,554
Noninterest-bearing deposits	27,544	25,829
Interest checking	43,587	39,930
Savings products	57,465	53,753
Time deposits	14,273	15,828
Total deposits	142,869	135,340
Total U.S. Bancorp shareholders' equity	11,192	10,892
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 537	355
Net interest income (taxable-equivalent basis), Percent change	51.30%
Noninterest income	$ 1,589	1,475
Noninterest income, Percent change	7.70%
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 2,126	1,830
Total net revenue, Percent change	16.20%
Noninterest expense, Percent change	6.20%
Other intangibles, Percent change	(14.30%)
Total noninterest expense, Percent change	5.80%
Income before provision and income taxes, Percent change	55.80%
Income before income taxes, Percent change	56.80%
Income taxes and taxable-equivalent adjustment, Percent change	57.20%
Net income, Percent change	56.60%
Net income attributable to U.S. Bancorp, Percent change	56.60%
Noninterest expense	$ 1,510	1,422
Other intangibles	24	28
Total noninterest expense	1,534	1,450
Income before provision and income taxes	592	380
Provision for credit losses	(4)
Income before income taxes	596	380
Income taxes and taxable-equivalent adjustment	217	138
Net income	379	242
Net income attributable to U.S. Bancorp	379	242
Average Balance Sheet
Commercial	$ 2,916	2,322
Commercial, Percent change	25.60%
Commercial real estate	$ 520	569
Commercial real estate, Percent change	(8.60%)
Residential mortgages	$ 2,272	1,816
Residential mortgages, Percent change	25.10%
Other retail	$ 1,553	1,517
Other retail, Percent change	2.40%
Total loans, excluding covered loans	$ 7,261	6,224
Total loans, excluding covered loans, Percent change	16.70%
Covered loans		1
Total loans	$ 7,261	6,225
Total loans, Percent change	16.60%
Goodwill, Percent change	(0.10%)
Other intangible assets, Percent change	(19.80%)
Assets, Percent change	12.10%
Noninterest-bearing deposits, Percent change	(4.60%)
Interest checking, Percent change	19.20%
Savings products, Percent change	7.60%
Time deposits, Percent change	15.90%
Total deposits, Percent change	6.70%
Total U.S. Bancorp shareholders' equity, Percent change	3.00%
Goodwill	$ 1,566	1,567
Other intangible assets	101	126
Assets	10,352	9,238
Noninterest-bearing deposits	13,735	14,393
Interest checking	9,484	7,959
Savings products	36,564	33,994
Time deposits	3,876	3,343
Total deposits	63,659	59,689
Total U.S. Bancorp shareholders' equity	2,382	2,312
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,140	1,930
Net interest income (taxable-equivalent basis), Percent change	10.90%
Noninterest income	$ 3,562	3,371
Noninterest income, Percent change	5.70%
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 5,702	5,301
Total net revenue, Percent change	7.60%
Noninterest expense, Percent change	5.40%
Other intangibles, Percent change	16.70%
Total noninterest expense, Percent change	5.80%
Income before provision and income taxes, Percent change	9.30%
Provision for credit losses, Percent change	10.40%
Income before income taxes, Percent change	8.80%
Income taxes and taxable-equivalent adjustment, Percent change	9.20%
Net income, Percent change	8.60%
Net (income) loss attributable to noncontrolling interests, Percent change	(3.20%)
Net income attributable to U.S. Bancorp, Percent change	8.80%
Noninterest expense	$ 2,656	2,521
Other intangibles	119	102
Total noninterest expense	2,775	2,623
Income before provision and income taxes	2,927	2,678
Provision for credit losses	869	787
Income before income taxes	2,058	1,891
Income taxes and taxable-equivalent adjustment	750	687
Net income	1,308	1,204
Net (income) loss attributable to noncontrolling interests	(32)	(31)
Net income attributable to U.S. Bancorp	1,276	1,173
Average Balance Sheet
Commercial	$ 7,535	7,059
Commercial, Percent change	6.70%
Credit card	$ 20,490	18,057
Credit card, Percent change	13.50%
Other retail	$ 524	596
Other retail, Percent change	(12.10%)
Total loans, excluding covered loans	$ 28,549	25,712
Total loans, excluding covered loans, Percent change	11.00%
Total loans	$ 28,549	25,712
Total loans, Percent change	11.00%
Goodwill, Percent change	(0.40%)
Other intangible assets, Percent change	20.20%
Assets, Percent change	8.20%
Noninterest-bearing deposits, Percent change	8.20%
Savings products, Percent change	6.60%
Total deposits, Percent change	(33.50%)
Total U.S. Bancorp shareholders' equity, Percent change	8.90%
Goodwill	$ 2,465	2,475
Other intangible assets	494	411
Assets	34,409	31,796
Noninterest-bearing deposits	951	879
Interest checking		605
Savings products	97	91
Total deposits	1,048	1,575
Total U.S. Bancorp shareholders' equity	6,390	5,868
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 2,062	2,347
Net interest income (taxable-equivalent basis), Percent change	(12.10%)
Noninterest income	$ 980	869
Noninterest income, Percent change	12.80%
Securities gains (losses), net	$ 20
Securities gains (losses), net, Percent change	0.00%
Total net revenue	$ 3,062	3,216
Total net revenue, Percent change	(4.80%)
Noninterest expense, Percent change	32.00%
Total noninterest expense, Percent change	32.00%
Income before provision and income taxes, Percent change	(14.90%)
Income before income taxes, Percent change	(15.50%)
Income taxes and taxable-equivalent adjustment, Percent change	(49.40%)
Net income, Percent change	(12.00%)
Net (income) loss attributable to noncontrolling interests, Percent change	(4.30%)
Net income attributable to U.S. Bancorp, Percent change	(12.20%)
Noninterest expense	$ 915	693
Total noninterest expense	915	693
Income before provision and income taxes	2,147	2,523
Provision for credit losses	1	(17)
Income before income taxes	2,146	2,540
Income taxes and taxable-equivalent adjustment	120	237
Net income	2,026	2,303
Net (income) loss attributable to noncontrolling interests	(24)	(23)
Net income attributable to U.S. Bancorp	2,002	2,280
Average Balance Sheet
Commercial	$ 386	285
Commercial, Percent change	35.40%
Commercial real estate	$ 3,103	3,423
Commercial real estate, Percent change	(9.30%)
Residential mortgages		9
Total loans, excluding covered loans	$ 3,489	3,717
Total loans, excluding covered loans, Percent change	(6.10%)
Covered loans	$ 30	50
Covered loans, Percent change	(40.00%)
Total loans	$ 3,519	3,767
Total loans, Percent change	(6.60%)
Assets, Percent change	6.50%
Noninterest-bearing deposits, Percent change	19.40%
Interest checking, Percent change	14.30%
Savings products, Percent change	1.40%
Time deposits, Percent change	31.00%
Total deposits, Percent change	21.30%
Total U.S. Bancorp shareholders' equity, Percent change	5.40%
Assets	$ 136,223	127,856
Noninterest-bearing deposits	2,097	1,757
Interest checking	40	35
Savings products	490	483
Time deposits	1,781	1,360
Total deposits	4,408	3,635
Total U.S. Bancorp shareholders' equity	$ 18,379	$ 17,432